OTHER INCOME (LOSS), NET - Components of Other (Loss), Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Pension settlements	$ (137,000,000)	$ (4,000,000)	$ (92,000,000)
Interest	78,000,000	18,000,000	24,000,000
Change in fair value of investments	(46,000,000)	(135,000,000)	252,000,000
Foreign currency exchange, net	(5,000,000)	23,000,000	(73,000,000)
Charges from debt extinguishment	0	(11,000,000)	(77,000,000)
Impairment of investments	0	(1,000,000)	(93,000,000)
Other	48,000,000	23,000,000	27,000,000
Other income (loss), net	$ (62,000,000)	$ (87,000,000)	(32,000,000)
Other-than-temporary impairment charge			93,000,000
2022 and 2023 Senior Notes | Senior Notes
Schedule of Equity Method Investments [Line Items]
Charges from debt extinguishment			$ (69,000,000)